Basis of preparation and presentation of Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Basis of preparation and presentation of Consolidated Financial Statements
Schedule of entities, which are all controlled by the Company
	Interest
Company	December 31, 2023	December 31, 2022
Somos Sistemas de Ensino S.A. (“Somos Sistemas”)	100%	100%
Livraria Livro Fácil Ltda. (“Livro Fácil”)	-	100%
A & R Comercio e Serviços de Informática Ltda. (“Pluri”)	100%	100%
Colégio Anglo São Paulo Ltda. (“Anglo São Paulo”)	100%	100%
Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. (“Phidelis”)	100%	100%
MVP Consultoria e Sistemas Ltda. (“MVP”)	100%	100%
Sociedade Educacional da Lagoa Ltda (“SEL”)	100%	100%
EMME – Produções de Materiais em Multimídia Ltda (“EMME”).	100%	100%
Escola Start Ltda. (“Start”)	51%	-